Debt - Schedule of Long-Term Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Long-Term Debt [Abstract]
Total debt, net of deferred finance charges	¥ 1,918
Less: Current portion of long-term debt, net of deferred finance charges	758	$ 108
Long-term debt, net of deferred finance charges	¥ 1,160	$ 166